Realized and net change in unrealized gains and (losses) on digital assets (Tables)	9 Months Ended
Sep. 30, 2026
Realized And Net Change In Unrealized Gains And Losses On Digital Assets
Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Realized gain on digital assets	$(24,417,887)	$43,803,635	$(84,553,327)	$76,076,707
Unrealized loss on digital assets	214,985,980	74,456,989	77,380,274	(46,745,729)
	$190,568,093	$118,260,624	$(7,173,053)	$29,330,978